Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
Net liability in lieu of deferred income taxes	$ 2,182,000,000	$ 2,065,000,000
Uncertain tax positions related to timing of recognition	$ 1,000,000	$ 495,000
Benefit (expense) from interest and penalties			$ 0